Note 18 (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill [Table Text Block]
The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the CGU to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States (*)	Mexico	Turkey	Colombia	Chile	Other	Total

Balance as of December 31, 2018	5,066	519	382	161	29	23	6,180
Additions	—	—	—	—	—	—	—
Exchange difference	98	31	(36)	3	(2)	(1)	93
Impairment	(1,318)	—	—	—	—	—	(1,318)
Other	—	—	—	—	—	—	—
Balance as of December 31, 2019	3,846	550	346	164	27	22	4,955
Additions	—	—	—	—	—	—	—
Exchange difference	(22)	(72)	(92)	(21)	—	(1)	(208)
Impairment	(2,084)	—	—	—	—	(13)	(2,097)
Companies held for sale	(1,740)	—	—	—	—	—	(1,740)
Other	—	—	—	—	—	—	—
Balance as of December 31, 2020	—	478	254	143	27	8	910
Additions	—	—	—	—	—	—	—
Exchange difference	—	26	(102)	(9)	(3)	—	(88)
Impairment	—	—	—	—	—	(4)	(4)
Companies held for sale	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—
Balance as of December 31, 2021	—	504	152	134	24	4	818
(*) Since the USA sale agreement, the United States is no longer considered a CGU (see Note 3).

Impairment test assumptions CGU goodwill in Mexico [Table Text Block]
The Group’s most significant goodwill corresponds to the CGU in Mexico, the main significant assumptions used in the impairment test of this CGU as of December 31, 2021, 2020 and 2019 are as follows:

Impairment test assumptions CGU goodwill in Mexico
	2021	2020	2019
Discount rate (*)	14.5%	15.3%	14.8%
Growth rate	5.7%	5.7%	5.9%
(*) After tax discount rates.

Sensitivity analysis for main assumptions Mexico [Table Text Block]
The assumptions with a greater relative weight and whose volatility could have a greater impact in determining the present value of the cash flows starting on the fourth year are the discount rate and the growth rate. Below, in a simplified way, is shown the increased (or decreased) amount of the CGU recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions, considered in isolation as of December 31, 2021, where, in each case, the value in use would continue to exceed their book value:

Sensitivity analysis for main assumptions - Mexico (Millions of Euros)
	Increase of 50 basis points (*)	Decrease of 50 basis points (*)
Discount rate	(1,709)	1,913
Growth rate	1,194	(1,067)
(*)The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.

Impairment test assumptions CGU goodwill in Turkey [Table Text Block]
The main significant assumptions used in the impairment test of the CGU of Turkey as of December 31, 2021, 2020 and 2019 are:

Impairment test assumptions CGU goodwill in Turkey
	2021	2020	2019
Discount rate (*)	27.7%	21.0%	17.4%
Growth rate	7.0%	7.0%	7.0%
(*) After tax discount rates.

Sensitivity analysis for main assumptions Turkey [Table Text Block]
The assumptions with a greater relative weight and whose volatility could affect more in determining the present value of the cash flows starting on the fifth year are the discount rate and the growth rate. Below, in a simplified way, is shown the increased (or decreased) amount of the recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions, considered in isolation as of December 31, 2021, where, in any case, the value in use would continue to exceed their book value:

Sensitivity analysis for main assumptions - Turkey (Millions of Euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(84)	88
Growth rate	14	(13)
(*) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.

Impairment test assumptions CGU goodwill USA [Table Text Block]
The main significant assumptions used in the impairment test of this CGU as of March 31, 2020 and December 31, 2019 were as follows:

Impairment test assumptions CGU goodwill - United States
	2020	2019
Discount rate (*)	10.3%	10.0%
Growth rate	3.0%	3.5%
(*) After tax discount rates.

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	2021	2020	2019
Computer software acquisition expense	1,239	1,202	1,598
Other intangible assets with an infinite useful life	12	12	11
Other intangible assets with a definite useful life	128	221	401
Total	1,379	1,435	2,010

Changes in other intangible assets [Table Text Block]
The changes of this heading during the years ended December 31, 2021, 2020 and 2019, are as follows:

Other intangible assets (Millions of Euros)
	Notes	Computer software			Other intangible assets			Total of intangible assets
		2021	2020	2019	2021	2020	2019	2021	2020	2019
Balance at the beginning		1,202	1,598	1,605	233	412	529	1,435	2,010	2,134
Additions		470	452	525	—	8	8	470	460	533
Amortization in the year	45	(446)	(448)	(447)	(48)	(59)	(63)	(494)	(507)	(510)
Amortization transfer to discontinued operations (*)		—	(77)	(106)	—	(3)	(4)	—	(80)	(110)
Exchange differences and other		29	(38)	32	(45)	(91)	(58)	(16)	(129)	(25)
Impairment		(15)	(6)	(11)	—	—	(1)	(15)	(6)	(12)
Decreases by companies held for sale (*)		—	(279)	—	—	(34)	—	—	(313)	—
Balance at the end		1,239	1,202	1,598	140	233	412	1,379	1,435	2,010
(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).